Lease Obligations - Reconciliation of Lease Obligations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Maturity Analysis Of Operating Lease Payments [Line Items]
Total lease payments	$ 2,194	$ 2,110
Amounts representing interest	180	302
Present value of net lease payments	2,014	1,808
Current portion of lease obligations	1,553	1,219
Lease obligations	461	589
Less than 1 year [Member]
Disclosure Of Maturity Analysis Of Operating Lease Payments [Line Items]
Total lease payments	1,760	1,479
1-3 years [member]
Disclosure Of Maturity Analysis Of Operating Lease Payments [Line Items]
Total lease payments	$ 434	$ 631